UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                     Investment Company Act File No. 811-07715
      ---------------------------------------------------------------------

                    CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                    Credit Suisse Global Small Cap Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2004 to October 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



                                                         CREDIT | ASSET
                                                         SUISSE | MANAGEMENT


CREDIT SUISSE FUNDS

Annual Report

October 31, 2005

       o  CREDIT SUISSE
          GLOBAL SMALL CAP FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2005; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE GLOBAL SMALL CAP FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                               November 28, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/04 - 10/31/05

SHARE CLASS/BENCHMARK                                                PERFORMANCE
Common 1                                                             23.39%
Advisor 1                                                            23.05%
Class A 1,2                                                          23.33%
Class B 1,2                                                          22.48%
Class C 1,2                                                          22.43%
MSCI World Small Cap Index 3                                         18.47%
MSCI World Index 3                                                   13.82%
Russell Midcap(R) Growth Index 3                                     15.91%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively. 2

MARKET OVERVIEW: GLOBAL GROWTH SUPPORTS BROAD RALLY

      The period was a positive one for stock markets around the world, aided by optimism over global economic growth and generally favorable earnings reports. Most foreign markets outpaced the US, at least in local-currency terms, helped in part by a more supportive interest rate backdrop. A late-period surge in Japan's equity market contributed to the outperformance, amid signs that the world's second-largest economy might be coming back to life. Japan's political news and the prospects for reforms were supportive as well. Emerging markets as a group had overall strong returns, with many of these countries benefiting from high and rising commodity prices.

      Small cap stocks outperformed large caps. From a sector standpoint, returns were broadly positive, with energy and industrials stocks outperforming. The technology sector had a gain but was a notable underperformer. In terms of currency influences, a rebound in the US dollar vs. the euro and yen in 2005 eroded some of the gains achieved locally in Europe and Japan for dollar-based investors in the period.

STRATEGIC REVIEW: AIDED BY STOCK SELECTION

      The Fund was supported by the favorable environment for small caps globally, and its outperformance reflected good stock selection in a variety of

CREDIT SUISSE GLOBAL SMALL CAP FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

sectors. Stocks that contributed positively to the Fund's absolute and relative performance included its materials, industrials, health care and consumer-related holdings. The Fund's technology and utilities holdings modestly underperformed in the period.

      With respect to noteworthy recent portfolio activity, our purchases included Salesforce.com (1.2% of the Fund's net assets as of October 31, 2005), a software company that licenses its enterprise resource planning applications to a number of large companies. We believe the company has an innovative model within a compelling growth area. Our late-period sales included Colt Telecom, a UK based provider of business telecommunications services across Europe. The stock had rallied to reach our sell target. We also exited our position in Mega Bloks, a Canadian toy company, based on valuation along with our concerns regarding an acquisition the company made recently.

      Going forward, we will continue to employ a bottom-up investment approach, seeking to identify companies trading at a discount to their projected growth rates or intrinsic asset values. Factors we incorporate include price/earnings growth, book value, strong returns on capital and reliability and effectiveness of management.

      The Fund ordinarily holds equity securities of small companies from at least three countries, including the US, and we seek to take advantage of both growth and value opportunities. The Fund's investable universe is hence broad and large, and our focus remains on attempting to find innovative companies with unrecognized potential.


The Credit Suisse Global Small Cap Team

Leo M. Bernstein
Calvin E. Chung
Crispin Finn

________________
* EFFECTIVE FEBRUARY 21, 2005, THE FUND CHANGED ITS NAME TO "CREDIT SUISSE GLOBAL SMALL CAP FUND."

CREDIT SUISSE GLOBAL SMALL CAP FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

      INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. BECAUSE OF THE NATURE OF THE FUND'S INVESTMENTS IN START-UP AND OTHER SMALL COMPANIES AND CERTAIN AGGRESSIVE STRATEGIES IT MAY USE, AN INVESTMENT IN THE FUND MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES AND MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE GLOBAL SMALL CAP FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
           CREDIT SUISSE GLOBAL SMALL CAP FUND 1 COMMON CLASS SHARES,
  ADVISOR CLASS SHARES, THE RUSSELL MIDCAPAE(R) GROWTH INDEX 3, THE MSCI WORLD
     INDEX 3 AND THE MSCI WORLD SMALL CAP INDEX 3 FROM INCEPTION (9/30/96).

                                  [LINE GRAPH]

         Credit Suisse    Credit Suisse
         Global Small     Global Small      Russell                   MSCI World
         Cap Fund 1 -     Cap Fund 1 -     Midcap(R)      MSCI World  Small Cap
  Date   Common Class     Advisor Class  Growth Index 3    Index 3     Index 3
  ----   -------------    -------------  --------------   ----------  ----------
  9/96      $10,000          $10,000        $10,000        $10,000     $10,000
            $ 9,860          $ 9,850        $ 9,883        $10,072     $ 9,950
            $10,020          $10,010        $10,465        $10,638     $10,257
            $10,060          $10,050        $10,289        $10,469     $10,169
            $10,340          $10,330        $10,744        $10,597     $10,232
            $ 9,760          $ 9,740        $10,507        $10,721     $10,213
            $ 9,140          $ 9,120        $ 9,914        $10,511     $ 9,770
            $ 9,180          $ 9,160        $10,156        $10,856     $ 9,561
            $10,120          $10,090        $11,067        $11,528     $10,482
            $10,380          $10,360        $11,373        $12,105     $10,806
            $11,160          $11,120        $12,461        $12,664     $10,949
            $10,970          $10,940        $12,340        $11,818     $10,667
            $11,760          $11,720        $12,964        $12,462     $10,938
 10/97      $11,150          $11,110        $12,315        $11,808     $10,363
            $11,020          $10,970        $12,445        $12,019     $ 9,886
            $10,937          $10,885        $12,608        $12,168     $ 9,588
            $10,698          $10,646        $12,381        $12,509     $ 9,773
            $11,903          $11,839        $13,545        $13,357     $10,624
            $12,713          $12,649        $14,113        $13,923     $10,918
            $13,440          $13,365        $14,304        $14,061     $10,990
            $12,921          $12,846        $13,716        $13,887     $10,713
            $13,118          $13,043        $14,104        $14,218     $10,441
            $12,484          $12,410        $13,500        $14,197     $ 9,947
            $ 9,867          $ 9,806        $10,923        $12,306     $ 8,296
            $10,283          $10,221        $11,749        $12,526     $ 8,280
 10/98      $10,937          $10,854        $12,615        $13,661     $ 8,862
            $11,872          $11,788        $13,465        $14,475     $ 9,336
            $13,064          $12,968        $14,860        $15,184     $ 9,533
            $13,627          $13,530        $15,305        $15,519     $ 9,539
            $14,179          $14,082        $14,557        $15,108     $ 9,110
            $15,283          $15,175        $15,368        $15,740     $ 9,440
            $16,210          $16,091        $16,068        $16,362     $10,158
            $15,950          $15,831        $15,861        $15,767     $10,035
            $18,492          $18,339        $16,969        $16,504     $10,587
            $19,242          $19,088        $16,428        $16,456     $10,842
            $19,346          $19,182        $16,258        $16,429     $10,876
            $19,429          $19,255        $16,119        $16,272     $10,844
 10/99      $20,054          $19,869        $17,366        $17,120     $10,707
            $25,409          $25,166        $19,164        $17,604     $11,163
            $31,480          $31,185        $22,482        $19,031     $11,946
            $32,374          $32,079        $22,478        $17,944     $11,854
            $39,690          $39,327        $27,203        $17,994     $13,286
            $38,738          $38,375        $27,230        $19,240     $12,791
            $34,743          $34,402        $24,586        $18,429     $11,875
            $31,794          $31,476        $22,793        $17,965     $11,647
            $34,360          $34,007        $25,212        $18,572     $12,506
            $33,117          $32,765        $23,616        $18,052     $11,931
            $37,507          $37,109        $27,177        $18,641     $12,748
            $35,986          $35,587        $25,848        $17,652     $12,330
 10/00      $32,130          $31,777        $24,080        $17,358     $11,738
            $25,732          $25,448        $18,848        $16,307     $11,162
            $26,359          $26,063        $19,841        $16,573     $11,574
            $27,218          $26,899        $20,974        $16,895     $11,996
            $23,537          $23,264        $17,346        $15,469     $11,639
            $20,518          $20,279        $14,863        $14,456     $10,968
            $22,330          $22,056        $17,341        $15,528     $11,814
            $21,900          $21,626        $17,260        $15,335     $11,913
            $21,285          $21,022        $17,268        $14,857     $11,870
            $19,915          $19,652        $16,104        $14,661     $11,467
            $18,765          $18,525        $14,937        $13,960     $11,432
            $16,036          $15,819        $12,468        $12,732     $ 9,913
 10/01      $17,104          $16,864        $13,778        $12,977     $10,565
            $18,463          $18,200        $15,262        $13,747     $11,222
            $19,206          $18,920        $15,842        $13,835     $11,498
            $18,428          $18,154        $15,328        $13,417     $11,254
            $17,720          $17,445        $14,459        $13,303     $11,152
            $18,660          $18,363        $15,562        $13,894     $11,991
            $18,080          $17,794        $14,739        $13,427     $12,162
            $17,499          $17,224        $14,299        $13,459     $12,110
            $16,419          $16,156        $12,721        $12,645     $11,466
            $14,329          $14,100        $11,484        $11,580     $10,211
            $13,772          $13,543        $11,444        $11,605     $10,154
            $12,460          $12,253        $10,535        $10,331     $ 9,367
 10/02      $12,796          $12,567        $11,352        $11,095     $ 9,471
            $13,725          $13,485        $12,241        $11,696     $ 9,996
            $12,576          $12,346        $11,501        $11,131     $ 9,528
            $12,181          $11,963        $11,389        $10,795     $ 9,354
            $11,763          $11,545        $11,290        $10,610     $ 9,183
            $11,519          $11,301        $11,500        $10,581     $ 9,169
            $12,704          $12,462        $12,283        $11,526     $10,090
            $14,190          $13,914        $13,464        $12,190     $11,122
            $14,736          $14,449        $13,657        $12,406     $11,469
            $15,270          $14,971        $14,144        $12,660     $11,919
            $16,245          $15,924        $14,924        $12,937     $12,656
            $16,245          $15,924        $14,634        $13,019     $12,873
 10/03      $17,511          $17,166        $15,814        $13,794     $13,998
            $17,720          $17,352        $16,238        $14,007     $14,241
            $18,184          $17,817        $16,415        $14,890     $14,820
            $19,113          $18,723        $16,956        $15,132     $15,450
            $19,485          $19,071        $17,241        $15,391     $15,760
            $19,427          $19,013        $17,208        $15,294     $16,156
            $19,055          $18,653        $16,723        $14,990     $15,399
            $18,974          $18,572        $17,118        $15,137     $15,437
            $19,636          $19,199        $17,390        $15,454     $16,102
            $18,010          $17,619        $16,239        $14,953     $15,259
            $17,813          $17,410        $16,039        $15,025     $15,225
            $18,254          $17,840        $16,637        $15,314     $15,754
 10/04      $18,753          $18,328        $17,201        $15,693     $16,202
            $20,286          $19,826        $18,089        $15,244     $17,479
            $21,447          $20,941        $18,955        $15,847     $18,171
            $21,273          $20,767        $18,447        $15,641     $17,935
            $21,622          $21,104        $18,914        $16,139     $18,506
            $21,401          $20,895        $18,638        $15,726     $18,032
            $20,576          $20,082        $17,900        $15,078     $17,289
            $21,703          $21,173        $18,926        $15,518     $17,794
            $22,458          $21,917        $19,278        $15,954     $18,294
            $23,584          $23,008        $20,401        $16,771     $19,231
            $23,932          $23,345        $20,277        $16,925     $19,407
            $24,118          $23,520        $20,539        $17,327     $19,869
 10/05      $23,154          $22,567        $19,935        $17,589     $19,195

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
    CREDIT SUISSE GLOBAL SMALL CAP FUND 1 CLASS A SHARES 2, CLASS B SHARES 2, AND CLASS C SHARES 2, THE RUSSELL MIDCAPAE(R) GROWTH INDEX 3,4, THE MSCI WORLD
   INDEX 3,4 AND THE MSCI WORLD SMALL CAP INDEX 3,4 FROM INCEPTION (7/31/01).

                                  [LINE GRAPH]


                          Credit Suisse  Credit Suisse
                          Global Small   Global Small
         Credit Suisse    Cap Fund 1 -   Cap Fund 1 -
         Global Small       Class B 2      Class C 2
         Cap Fund 1 -     (with maximum  (with maximum   Russell
           Class A 2       contingent     contingent     Midcap(R)               MSCI World
         (with maximum      deferred       deferred       Growth     MSCI World  Small Cap
  Date   sales charge)    sales charge)  sales charge)  Index 3,4    Index 3,4   Index 3,4
  ----   -------------    -------------  -------------  ----------   ----------  ----------
  7/01      $ 9,425          $10,000        $10,000        $10,000     $10,000    $10,000
            $ 8,879          $ 9,417        $ 9,417        $ 9,275     $ 9,522    $ 9,970
            $ 7,588          $ 8,041        $ 8,041        $ 7,742     $ 8,684    $ 8,645
 10/01      $ 8,099          $ 8,577        $ 8,583        $ 8,556     $ 8,851    $ 9,214
            $ 8,736          $ 9,254        $ 9,259        $ 9,477     $ 9,376    $ 9,787
            $ 9,088          $ 9,615        $ 9,621        $ 9,837     $ 9,436    $10,027
            $ 8,720          $ 9,219        $ 9,224        $ 9,518     $ 9,152    $ 9,815
            $ 8,385          $ 8,857        $ 8,869        $ 8,978     $ 9,074    $ 9,726
            $ 8,830          $ 9,324        $ 9,329        $ 9,663     $ 9,477    $10,457
            $ 8,555          $ 9,026        $ 9,032        $ 9,152     $ 9,159    $10,607
            $ 8,286          $ 8,735        $ 8,741        $ 8,879     $ 9,180    $10,561
            $ 7,775          $ 8,192        $ 8,198        $ 7,899     $ 8,625    $ 9,999
            $ 6,780          $ 7,143        $ 7,149        $ 7,131     $ 7,899    $ 8,905
            $ 6,516          $ 6,857        $ 6,863        $ 7,106     $ 7,915    $ 8,855
            $ 5,896          $ 6,198        $ 6,210        $ 6,542     $ 7,046    $ 8,169
 10/02      $ 6,044          $ 6,362        $ 6,367        $ 7,049     $ 7,568    $ 8,259
            $ 6,484          $ 6,822        $ 6,828        $ 7,601     $ 7,978    $ 8,717
            $ 5,940          $ 6,245        $ 6,251        $ 7,142     $ 7,592    $ 8,310
            $ 5,747          $ 6,047        $ 6,052        $ 7,072     $ 7,363    $ 8,158
            $ 5,533          $ 5,831        $ 5,837        $ 7,010     $ 7,237    $ 8,009
            $ 5,412          $ 5,708        $ 5,714        $ 7,141     $ 7,217    $ 7,996
            $ 5,973          $ 6,292        $ 6,303        $ 7,627     $ 7,862    $ 8,799
            $ 6,681          $ 7,020        $ 7,032        $ 8,361     $ 8,315    $ 9,700
            $ 6,951          $ 7,289        $ 7,294        $ 8,480     $ 8,462    $10,002
            $ 7,220          $ 7,551        $ 7,557        $ 8,783     $ 8,635    $10,394
            $ 7,676          $ 8,023        $ 8,035        $ 9,267     $ 8,824    $11,037
            $ 7,687          $ 8,023        $ 8,029        $ 9,087     $ 8,880    $11,226
 10/03      $ 8,286          $ 8,641        $ 8,653        $ 9,820     $ 9,409    $12,208
            $ 8,385          $ 8,735        $ 8,746        $10,083     $ 9,554    $12,419
            $ 8,604          $ 8,962        $ 8,974        $10,193     $10,156    $12,924
            $ 9,044          $ 9,411        $ 9,423        $10,529     $10,321    $13,474
            $ 9,220          $ 9,586        $ 9,604        $10,706     $10,498    $13,744
            $ 9,192          $ 9,551        $ 9,569        $10,686     $10,432    $14,089
            $ 9,016          $ 9,364        $ 9,382        $10,384     $10,224    $13,430
            $ 8,978          $ 9,318        $ 9,335        $10,629     $10,324    $13,463
            $ 9,286          $ 9,638        $ 9,650        $10,798     $10,541    $14,042
            $ 8,522          $ 8,834        $ 8,845        $10,084     $10,199    $13,307
            $ 8,429          $ 8,729        $ 8,741        $ 9,960     $10,248    $13,277
            $ 8,637          $ 8,945        $ 8,956        $10,331     $10,445    $13,739
 10/04      $ 8,874          $ 9,092        $ 9,195        $10,681     $10,704    $14,130
            $ 9,599          $ 9,924        $ 9,942        $11,232     $11,271    $15,244
            $10,143          $10,484        $10,496        $11,770     $11,704    $15,847
            $10,060          $10,391        $10,408        $11,455     $11,443    $15,641
            $10,225          $10,560        $10,571        $11,745     $11,811    $16,139
            $10,126          $10,443        $10,461        $11,573     $11,586    $15,726
            $ 9,731          $10,035        $10,047        $11,115     $11,342    $15,078
            $10,264          $10,577        $10,589        $11,752     $11,552    $15,518
            $10,626          $10,939        $10,956        $11,971     $11,657    $15,954
            $11,159          $11,481        $11,499        $12,668     $12,067    $16,771
            $11,324          $11,644        $11,662        $12,591     $12,164    $16,925
            $11,412          $11,726        $11,743        $12,754     $12,483    $17,327
 10/05      $10,951          $11,248        $11,265        $12,379     $12,183    $16,740


CREDIT SUISSE GLOBAL SMALL CAP FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005 1
                -------------------------------------------------

                                                                        SINCE
                                               1 YEAR     5 YEARS     INCEPTION
                                               ------     -------     ---------

Common Class                                   32.12%     (7.69)%      10.27%
Advisor Class                                  31.84%     (7.95)%       9.97%
Class A Without Sales Charge                   32.12%       --          4.70%
Class A With Maximum Sales Charge              24.52%       --          3.22%
Class B Without CDSC                           31.10%       --          3.89%
Class B With CDSC                              27.10%       --          3.89%
Class C Without CDSC                           31.12%       --          3.93%
Class C With CDSC                              30.12%       --          3.93%

                 AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2005 1
                 -----------------------------------------------

                                                                        SINCE
                                               1 YEAR     5 YEARS     INCEPTION
                                               ------     -------     ---------

Common Class                                   23.39%     (6.35)%       9.67%
Advisor Class                                  23.05%     (6.63)%       9.36%
Class A Without Sales Charge                   23.33%       --          3.58%
Class A With Maximum Sales Charge              16.22%       --          2.15%
Class B Without CDSC                           22.48%       --          2.79%
Class B With CDSC                              18.41%       --          2.79%
Class C Without CDSC                           22.43%       --          2.83%
Class C With CDSC                              21.45%       --          2.83%

      RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CSAM.COM/US.

________________
1 Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 16.22%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 18.41%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 21.45%.

CREDIT SUISSE GLOBAL SMALL CAP FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

3 The Russell Midcap(R) Growth Index and the Morgan Stanley Capital International World Index were benchmarks for the Global Small Cap Fund. The Russell Midcap(R) Growth Index measures the performance of those companies in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. The Morgan Stanley Capital International World Index is a free float-adjusted market-capitalization index that is designed to measure global developed-market equity performance. It is the exclusive property of Morgan Stanley Capital International Inc. The Morgan Stanley Capital International World Small Cap Index is an unmanaged broadbased index comprised of small cap companies from 23 developed markets. The index returns shown above are price only and do not reflect the reinvestment of dividends. It is the exclusive property of Morgan Stanley Capital International Inc. In order to reflect changes to the Fund's investment policy and name, the MSCI World Small Cap Index replaced the Morgan Stanley Capital International World Index and Russell MidCap(R) Growth Index as the Fund's benchmark effective February 21,2005. Investors cannot invest directly in an index.

4 Performance for the index is not available for the period beginning 7/31/01 (inception date). For that reason, performance is shown for the period beginning 8/1/01.

CREDIT SUISSE GLOBAL SMALL CAP FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

      As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2005.

      The table illustrates your Fund's expenses in two ways:

      o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transactions costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE GLOBAL SMALL CAP FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------


                          EXPENSES AND VALUE OF A $1,000 INVESTMENT
                       FOR THE SIX MONTH PERIOD ENDED OCTOBER 31, 2005
----------------------------------------------------------------------------------------------
                                      COMMON      ADVISOR
ACTUAL FUND RETURN                     CLASS       CLASS      CLASS A     CLASS B     CLASS C
                                     ---------   ---------   ---------   ---------   ---------
Beginning Account Value 5/1/05       $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 10/31/05        $1,124.70   $1,123.20   $1,124.80   $1,120.30   $1,120.70
Expenses Paid per $1,000*            $    8.84   $   10.17   $    8.84   $   12.83   $   12.83

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 5/1/05       $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 10/31/05        $1,016.89   $1,015.63   $1,016.89   $1,013.11   $1,013.11
Expenses Paid per $1,000*            $    8.39   $    9.65   $    8.39   $   12.18   $   12.18

                                      COMMON      ADVISOR
                                       CLASS       CLASS      CLASS A     CLASS B     CLASS C
                                     ---------   ---------   ---------   ---------   ---------
ANNUALIZED EXPENSE RATIOS*             1.65%       1.90%       1.65%       2.40%       2.40%


________________
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE GLOBAL SMALL CAP FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

                                   [BAR CHART]

Information Technology                             27.1%
Industrials                                        24.9%
Consumer Discretionary                             14.6%
Financials                                         10.7%
Health Care                                         9.3%
Energy                                              4.4%
Materials                                           2.4%
Short-Term Investments                              2.3%
Limited Partnership                                 2.1%
Consumer Staples                                    1.3%
Utilities                                           0.9%

________________
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE GLOBAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS
October 31, 2005
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                        SHARES        VALUE
                                                      ----------   ------------
COMMON STOCKS (92.9%)
AUSTRALIA (4.2%)
CHEMICALS (0.4%)

    Nufarm, Ltd.                                          67,000   $    535,038
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
    Downer EDI, Ltd.                                     116,000        529,000
                                                                   ------------

DISTRIBUTION & WHOLESALE (0.3%)
    Metcash, Ltd. ss.                                    170,000        516,819
                                                                   ------------

DIVERSIFIED FINANCIALS (0.7%)
    Australian Infrastructure Fund                       300,000        539,289
    Babcock & Brown Infrastructure Group                 400,000        489,404
                                                                   ------------
                                                                      1,028,693
                                                                   ------------

HEALTHCARE PROVIDERS & SERVICES (0.4%)
    DCA Group, Ltd.                                      180,000        518,733
                                                                   ------------

MACHINERY (1.4%)
    Bradken, Ltd.                                        675,243      1,899,732
                                                                   ------------

MEDIA (0.4%)
    STW Communications Group, Ltd. ss.                   238,000        521,273
                                                                   ------------

TRANSPORTATION INFRASTRUCTURE (0.2%)
    ConnectEast Group*                                   550,000        298,495
                                                                   ------------

TOTAL AUSTRALIA                                                       5,847,783
                                                                   ------------

AUSTRIA (0.9%)
ELECTRIC UTILITIES (0.9%)
    EVN AG                                                14,820      1,213,761
                                                                   ------------

TOTAL AUSTRIA                                                         1,213,761
                                                                   ------------

BELGIUM (0.8%)
HEALTHCARE EQUIPMENT & SUPPLIES (0.8%)
    Omega Pharma SA                                       19,950      1,029,879
                                                                   ------------

TOTAL BELGIUM                                                         1,029,879
                                                                   ------------

BERMUDA (1.2%)
DIVERSIFIED FINANCIALS (1.2%)
    Assured Guaranty, Ltd.                                72,900      1,631,502
                                                                   ------------

TOTAL BERMUDA                                                         1,631,502
                                                                   ------------

CANADA (1.5%)
SPECIALTY RETAIL (1.5%)
    Gildan Activewear, Inc. Class A                       60,700      2,116,609
                                                                   ------------

TOTAL CANADA                                                          2,116,609
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                        SHARES        VALUE
                                                      ----------   ------------
COMMON STOCKS
CHINA (4.6%)
AIRLINES (1.6%)
    Air China, Ltd. Series H*                          7,186,000   $  2,255,949
                                                                   ------------

COMMUNICATIONS EQUIPMENT (1.1%)
    ZTE Corp. Series H                                   507,800      1,502,771
                                                                   ------------

INTERNET SOFTWARE & SERVICES (1.9%)
    Netease.com, Inc. ADR* ss.                            20,660      1,575,738
    Shanda Interactive Entertainment, Ltd. ADR* ss.       42,110      1,043,065
                                                                   ------------
                                                                      2,618,803
                                                                   ------------

TOTAL CHINA                                                           6,377,523
                                                                   ------------

DENMARK (1.1%)
HOUSEHOLD DURABLES (1.1%)
    Bang & Olufsen AS B Shares ss.                        15,375      1,469,830
                                                                   ------------

TOTAL DENMARK                                                         1,469,830
                                                                   ------------

FINLAND (0.8%)
COMMUNICATIONS EQUIPMENT (0.8%)
    Elcoteq Network Class A                               54,150      1,159,984
                                                                   ------------

TOTAL FINLAND                                                         1,159,984
                                                                   ------------

FRANCE (3.5%)
AEROSPACE & DEFENSE (0.9%)
    Zodiac SA ss.                                         21,660      1,180,307
                                                                   ------------

COMPUTERS & PERIPHERALS (0.8%)
    Gemplus International SA*                            427,500      1,051,058
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE (0.8%)
    Elior ss.                                             85,500      1,114,273
                                                                   ------------

REAL ESTATE (1.0%)
    Nexity                                                31,350      1,428,848
                                                                   ------------

TOTAL FRANCE                                                          4,774,486
                                                                   ------------

GERMANY (2.8%)
BUILDING PRODUCTS (0.8%)
    Pfleiderer AG*                                        62,700      1,142,514
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES (1.1%)
    CeWe Color Holding AG                                 28,500      1,513,639
                                                                   ------------

ENERGY EQUIPMENT & SERVICES (0.2%)
    Q Cells AG                                             3,947        216,520
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                        SHARES        VALUE
                                                      ----------   ------------
COMMON STOCKS
GERMANY
SPECIALTY RETAIL (0.7%)
    Fielmann AG ss.                                       15,300   $  1,042,755
                                                                   ------------

TOTAL GERMANY                                                         3,915,428
                                                                   ------------

ISRAEL (0.8%)
INTERNET SOFTWARE & SERVICES (0.8%)
    Check Point Software Technologies, Ltd.*              45,700      1,021,852
                                                                   ------------

TOTAL ISRAEL                                                          1,021,852
                                                                   ------------

JAPAN (11.4%)
CHEMICALS (2.0%)
    Kuraray Company, Ltd. ss.                            292,500      2,776,806
                                                                   ------------

DIVERSIFIED FINANCIALS (2.0%)
    Asset Managers Company, Ltd.                             120        579,010
    Creed Corp.                                              150        648,433
    Nissin Company, Ltd. ss.                             400,000        580,531
    RHJ International*                                    40,091        935,968
                                                                   ------------
                                                                      2,743,942
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
    Nidec Corp.                                           23,900      1,324,299
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE (3.1%)
    Round One Corp. ss.                                    1,080      4,276,308
                                                                   ------------

MEDIA (1.8%)
    USEN Corp. ss.                                       109,200      2,508,447
                                                                   ------------

SPECIALTY RETAIL (1.6%)
    USS Company, Ltd.                                     31,700      2,170,608
                                                                   ------------

TOTAL JAPAN                                                          15,800,410
                                                                   ------------

NORWAY (2.1%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
    Tandberg ASA ss.                                     141,500      1,392,148
                                                                   ------------

MACHINERY (1.1%)
    Tomra Systems ASA                                    228,000      1,559,445
                                                                   ------------

TOTAL NORWAY                                                          2,951,593
                                                                   ------------

SOUTH KOREA (2.0%)
MACHINERY (1.7%)
    Samsung Heavy Industries Company, Ltd.               189,100      2,427,351
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                        SHARES        VALUE
                                                      ----------   -----------
COMMON STOCKS
SOUTH KOREA
SOFTWARE (0.3%)
    Gravity Company, Ltd. ADR* ss.                        53,700   $    379,122
                                                                   ------------

TOTAL SOUTH KOREA                                                     2,806,473
                                                                   ------------

SPAIN (2.3%)
BANKS (0.9%)
    Banco Pastor SA ss.                                   28,500      1,218,530
                                                                   ------------

CONSTRUCTION & ENGINEERING (0.9%)
    Abengoa SA                                            73,900      1,211,072
                                                                   ------------

FOOD PRODUCTS (0.5%)
    Ebro Puleva SA* ss.                                   47,700        794,737
                                                                   ------------

TOTAL SPAIN                                                           3,224,339
                                                                   ------------

SWEDEN (3.2%)
COMMERCIAL SERVICES & SUPPLIES (0.5%)
    Observer AB ss.                                      216,000        730,200
                                                                   ------------

FOOD & DRUG RETAILING (0.4%)
    Axfood AB ss.                                         20,150        503,908
                                                                   ------------

HEALTHCARE EQUIPMENT & SUPPLIES (0.9%)
    Getinge AB Class B ss.                               101,000      1,262,343
                                                                   ------------

MACHINERY (1.4%)
    Alfa Laval AB ss.                                    100,000      1,895,606
                                                                   ------------

TOTAL SWEDEN                                                          4,392,057
                                                                   ------------

SWITZERLAND (1.6%)
BIOTECHNOLOGY (0.8%)
    Actelion, Ltd.* ss.                                   10,260      1,152,346
                                                                   ------------

MACHINERY (0.8%)
    Georg Fischer AG*                                      3,420      1,057,305
                                                                   ------------

TOTAL SWITZERLAND                                                     2,209,651
                                                                   ------------

TAIWAN (1.0%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
    AU Optronics Corp. ADR                               103,877      1,324,432
                                                                   ------------

TOTAL TAIWAN                                                          1,324,432
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                        SHARES        VALUE
                                                      ----------   ------------
COMMON STOCKS
UNITED KINGDOM (6.8%)
COMMERCIAL SERVICES & SUPPLIES (2.4%)
    Enterprise PLC                                       140,000   $    875,965
    Michael Page International PLC                       321,572      1,315,323
    Serco Group PLC                                      240,000      1,127,199
                                                                   ------------
                                                                      3,318,487
                                                                   ------------

DIVERSIFIED FINANCIALS (0.6%)
    Melrose PLC                                          400,000        825,700
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
    Laird Group PLC                                      150,561        960,508
                                                                   ------------

INDUSTRIAL CONGLOMERATES (0.5%)
    Synergy Healthcare PLC                                93,385        695,844
                                                                   ------------

INSURANCE (0.8%)
    Admiral Group PLC*                                   150,000      1,160,784
                                                                   ------------

SOFTWARE (1.3%)
    isoft Group PLC                                      140,000        988,816
    Sage Group PLC                                       225,000        854,838
                                                                   ------------
                                                                      1,843,654
                                                                   ------------

SPECIALTY RETAIL (0.5%)
    Halfords Group PLC                                   125,000        613,663
                                                                   ------------

TOTAL UNITED KINGDOM                                                  9,418,640
                                                                   ------------

UNITED STATES (40.3%)
BANKS (2.2%)
    NewAlliance Bancshares, Inc.*                        102,300      1,475,166
    Susquehanna Bancshares, Inc.                          67,600      1,560,884
                                                                   ------------
                                                                      3,036,050
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES (1.7%)
    Greenfield Online, Inc.*                             156,800        787,136
    Watson Wyatt & Company Holdings                       59,800      1,584,700
                                                                   ------------
                                                                      2,371,836
                                                                   ------------

COMMUNICATIONS EQUIPMENT (1.4%)
    Kanbay International, Inc.*                          130,000      1,895,400
                                                                   ------------

COMPUTERS & PERIPHERALS (1.3%)
    Avid Technology, Inc.* ss.                            35,300      1,737,819
                                                                   ------------

DISTRIBUTION & WHOLESALE (1.3%)
    Beacon Roofing Supply, Inc.*                          65,600      1,788,256
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                        SHARES        VALUE
                                                      ----------   ------------
COMMON STOCKS
UNITED STATES
DIVERSIFIED FINANCIALS (2.0%)
    Affiliated Managers Group, Inc.* ss.                  36,800   $  2,824,400
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
    Broadcom Corp. Class A*                               33,400      1,418,164
                                                                   ------------

ENERGY EQUIPMENT & SERVICES (1.4%)
    Unit Corp.*                                           38,200      2,001,680
                                                                   ------------

HEALTHCARE PROVIDERS & SERVICES (5.1%)
    Centene Corp.* ss.                                   107,100      2,158,065
    Pediatrix Medical Group, Inc.*                        24,200      1,864,852
    Psychiatric Solutions, Inc.* ss.                      30,076      1,645,157
    United Surgical Partners International, Inc.          37,950      1,360,508
                                                                   ------------
                                                                      7,028,582
                                                                   ------------

HOUSEHOLD DURABLES (1.0%)
    Knoll, Inc.*                                          88,300      1,406,619
                                                                   ------------

INSURANCE (1.2%)
    Allmerica Financial Corp.                             42,100      1,604,010
                                                                   ------------

INTERNET SOFTWARE & SERVICES (3.0%)
    Corillian Corp.* ss.                                   8,600         27,176
    Digitas, Inc.                                        146,800      1,585,440
    Openwave Systems, Inc.*                               91,400      1,633,318
    ValueClick, Inc.* ss.                                 47,600        833,000
                                                                   ------------
                                                                      4,078,934
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS (1.4%)
    RC2 Corp.* ss.                                        55,900      1,955,382
                                                                   ------------

MACHINERY (1.3%)
    NACCO Industries, Inc. Class A ss.                    15,100      1,753,261
                                                                   ------------

OIL & GAS (2.9%)
    Comstock Resources, Inc.*                             59,600      1,794,556
    W&T Offshore, Inc. ss.                                74,600      2,178,320
                                                                   ------------
                                                                      3,972,876
                                                                   ------------

REAL ESTATE (1.0%)
    HouseValues, Inc.*                                    93,000      1,368,960
                                                                   ------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (4.3%)
    FormFactor, Inc.                                     102,600      2,526,012
    Tessera Technologies, Inc.*                           68,200      1,902,780
    Trident Microsystems, Inc. ss.                        51,100      1,546,286
                                                                   ------------
                                                                      5,975,078
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                        SHARES        VALUE
                                                      ----------   ------------
COMMON STOCKS
UNITED STATES
SOFTWARE (5.2%)
    Macromedia, Inc.*                                     67,100   $  2,947,032
    Salesforce.com, Inc.* ss.                             68,200      1,704,318
    THQ, Inc. ss.                                        110,250      2,555,595
                                                                   ------------
                                                                      7,206,945
                                                                   ------------

SPECIALTY RETAIL (1.6%)
    Hot Topic, Inc.* ss.                                 149,750      2,229,777
                                                                   ------------

TOTAL UNITED STATES                                                  55,654,029
                                                                   ------------

TOTAL COMMON STOCKS (Cost $108,816,480)                             128,340,261
                                                                   ------------

PREFERRED STOCK (1.3%)
UNITED STATES (1.3%)
CONSUMER SERVICES (1.3%)
    PRN Corp.* (Cost $792,000)                            88,000      1,822,783
                                                                   ------------

WARRANT (0.2%)
UNITED STATES (0.2%)
CONSUMER SERVICES (0.2%)
    PRN Corp. strike price $0.01, expires
     August 2011* (Cost $0)                               20,366        178,778
                                                                   ------------

LIMITED PARTNERSHIPS (2.3%)
UNITED STATES (2.3%)
VENTURE CAPITAL (2.3%)
    Austin Ventures VIII L.P.*++                         370,001        287,414
    Boston Ventures V L.P.*++                            960,014        372,922
    CVC European Equity III L.P.*++                      900,035        757,138
    Madison Dearborn Capital Partners IV L.P.*++         703,752        689,870
    New Enterprise Associates VII L.P.*++              1,000,000        189,329
    Oak Investment Partners X L.P.*++                  1,202,673        989,644
                                                                   ------------

TOTAL LIMITED PARTNERSHIPS (Cost $3,255,655)                          3,286,317
                                                                   ------------

SHORT-TERM INVESTMENTS (29.2%)
    State Street Navigator Prime Fund ss.ss.          37,256,604     37,256,604

                                                         PAR
                                                        (000)
                                                      ----------
    State Street Bank and Trust Co. Euro Time
     Deposit, 2.850%, 11/01/05                        $    3,186      3,186,000
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (Cost $40,442,604)                      40,442,604
                                                                   ------------

TOTAL INVESTMENTS AT VALUE (125.9%) (Cost $153,306,739)             174,070,743

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS (-25.9%)                     $(35,824,164)
                                                                   ------------

NET ASSETS (100.0%)                                                $138,246,579
                                                                   ============

                             INVESTMENT ABBREVIATION
                        ADR = American Depositary Receipt
--------------------------------------------------------------------------------
*       Non-income producing security.

++ Restricted security; not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

ss.     Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2005
--------------------------------------------------------------------------------


ASSETS
    Investments at value, including collateral for securities on loan of
       $37,256,604 (Cost $153,306,739) (Note 2)                                     $ 174,070,743 1
    Foreign currency at value (cost $138,892)                                             139,151
    Receivable for investments sold                                                     1,626,190
    Dividend and interest receivable                                                       60,693
    Receivable for fund shares sold                                                         9,915
    Prepaid expenses and other assets                                                      60,316
                                                                                    -------------
       Total Assets                                                                   175,967,008
                                                                                    -------------
LIABILITIES
    Advisory fee payable (Note 3)                                                         114,209
    Administrative services fee payable (Note 3)                                           19,643
    Payable upon return of securities loaned (Note 2)                                  37,256,604
    Payable for fund shares redeemed                                                      121,152
    Shareholder Servicing/Distribution fee payable (Note 3)                                33,404
    Directors' fee payable                                                                  5,502
    Other accrued expenses payable                                                        169,915
                                                                                    -------------
       Total Liabilities                                                               37,720,429
                                                                                    -------------
NET ASSETS
    Capital stock, $0.001 par value (Note 7)                                                6,939
    Paid-in capital (Note 7)                                                          191,560,218
    Accumulated net realized loss on investments and foreign currency transactions    (74,080,958)
    Net unrealized appreciation from investments and foreign currency translations     20,760,380
                                                                                    -------------
       Net Assets                                                                   $ 138,246,579
                                                                                    =============
COMMON SHARES
    Net assets                                                                      $  43,962,720
    Shares outstanding                                                                  2,205,004
                                                                                    -------------
    Net asset value, offering price, and redemption price per share                 $       19.94
                                                                                    =============
ADVISOR SHARES
    Net assets                                                                      $   2,016,670
    Shares outstanding                                                                    103,796
                                                                                    -------------
    Net asset value, offering price, and redemption price per share                 $       19.43
                                                                                    =============
A SHARES
    Net assets                                                                      $  91,246,116
    Shares outstanding                                                                  4,577,611
                                                                                    -------------
    Net asset value and redemption price per share                                  $       19.93
                                                                                    =============
    Maximum offering price per share (net asset value/(1-5.75%))                    $       21.15
                                                                                    =============
B SHARES
    Net assets                                                                      $     378,151
    Shares outstanding                                                                     19,608
                                                                                    -------------
    Net asset value and offering price per share                                    $       19.29
                                                                                    =============
C SHARES
    Net assets                                                                      $     642,922
    Shares outstanding                                                                     33,283
                                                                                    -------------
    Net asset value and offering price per share                                    $       19.32
                                                                                    =============

--------------------------------------------------------------------------------
1     Including $35,894,253 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2005
--------------------------------------------------------------------------------


INTEREST INCOME (Note 2)
    Dividends                                                                       $   1,205,215
    Interest                                                                               84,849
    Securities lending                                                                    201,844
    Net investment gain allocated from partnership                                          7,023
    Foreign taxes withheld                                                               (112,132)
                                                                                    -------------
       Total investment income                                                          1,386,799
                                                                                    -------------
EXPENSES
    Investment advisory fees (Note 3)                                                   1,842,193
    Administrative services fees (Note 3)                                                 256,019
    Shareholder Servicing/Distribution fees (Note 3)
       Common Class                                                                       118,740
       Advisor Class                                                                       10,037
       Class A                                                                            242,578
       Class B                                                                              3,602
       Class C                                                                              4,806
    Transfer agent fees (Note 3)                                                          486,767
    Registration fees                                                                      79,507
    Printing fees (Note 3)                                                                 74,187
    Custodian fees                                                                         56,668
    Audit fees                                                                             30,881
    Directors' fees                                                                        18,762
    Legal fees                                                                             11,150
    Insurance expense                                                                       6,596
    Commitment Fee (Note 4)                                                                 3,477
    Miscellaneous expense                                                                  20,455
                                                                                    -------------
       Total expenses                                                                   3,266,425
    Less: fees waived (Note 3)                                                           (823,405)
                                                                                    -------------
       Net expenses                                                                     2,443,020
                                                                                    -------------
          Net investment loss                                                          (1,056,221)
                                                                                    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
    FOREIGN CURRENCY RELATED ITEMS
    Net realized gain from investments                                                 38,018,783
    Net realized loss on foreign currency transactions                                   (124,543)
    Net change in unrealized appreciation (depreciation) from investments              (5,214,145)
    Net change in unrealized appreciation (depreciation) from foreign currency
     translations                                                                          (6,650)
                                                                                    -------------
    Net realized and unrealized gain from investments and foreign currency
     related items                                                                     32,673,445
                                                                                    -------------
    Net increase in net assets resulting from operations                            $  31,617,224
                                                                                    =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                            FOR THE YEAR         FOR THE YEAR
                                                                               ENDED                ENDED
                                                                          OCTOBER 31, 2005     OCTOBER 31, 2004
                                                                          ----------------     ----------------
FROM OPERATIONS
  Net investment loss                                                     $     (1,056,221)    $     (1,869,718)
  Net realized gain from investments and foreign currency transactions          37,894,240            5,691,875
  Net change in unrealized appreciation (depreciation)
    from investments and foreign currency translations                          (5,220,795)           7,836,597
                                                                          ----------------     ----------------
  Net increase in net assets resulting from operations                          31,617,224           11,658,754
                                                                          ----------------     ----------------

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
  Proceeds from sale of shares                                                   5,172,632           12,785,599
  Net asset value of shares redeemed                                           (46,618,790) 1       (50,019,827) 2
                                                                          ----------------     ----------------
    Net decrease in net assets from capital share transactions                 (41,446,158)         (37,234,228)
                                                                          ----------------     ----------------
  Net decrease in net assets                                                    (9,828,934)         (25,575,474)

NET ASSETS
  Beginning of year                                                            148,075,513          173,650,987
                                                                          ----------------     ----------------
  End of year                                                             $    138,246,579     $    148,075,513
                                                                          ================     ================


--------------------------------------------------------------------------------
1     Net of $3,226 of redemption fees retained by the Fund.

2     Net of $6,677 of redemption fees retained by the Fund.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------


                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                        --------------------------------------------------------------------
                                                           2005          2004           2003          2002           2001
                                                        ----------    ----------     ----------    ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year                    $    16.16    $    15.08     $    11.02    $    14.73     $    27.67
                                                        ----------    ----------     ----------    ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss 1                                      (0.13)        (0.18)         (0.13)        (0.19)         (0.21)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                            3.91          1.26           4.19         (3.52)        (12.73)
                                                        ----------    ----------     ----------    ----------     ----------
      Total from investment operations                        3.78          1.08           4.06         (3.71)        (12.94)
                                                        ----------    ----------     ----------    ----------     ----------
REDEMPTION FEES                                               0.00 2        0.00 2         0.00 2          --             --
                                                        ----------    ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF YEAR                            $    19.94    $    16.16     $    15.08    $    11.02     $    14.73
                                                        ==========    ==========     ==========    ==========     ==========

      Total return 3                                         23.39%         7.16%         36.84%       (25.19)%       (46.77)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                $   43,963    $   48,378     $   54,827    $   52,702     $   94,322
    Ratio of expenses to average net assets                   1.65%         1.65%          1.65%         1.65%          1.65%
    Ratio of net investment loss
      to average net assets                                  (0.71)%       (1.13)%        (1.11)%       (1.28)%        (1.06)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                    0.55%         0.72%          0.94%         0.81%          0.49%
  Portfolio turnover rate                                       73%           62%           171%           84%           138%


--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method.

2     This amount represents less than $0.01 per share.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------


                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                        --------------------------------------------------------------------
                                                           2005          2004           2003          2002           2001
                                                        ----------    ----------     ----------    ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year                    $    15.79    $    14.78     $    10.82    $    14.52     $    27.36
                                                        ----------    ----------     ----------    ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss 1                                      (0.18)        (0.22)         (0.16)        (0.22)         (0.25)
  Net gain (loss) on investments and
    foreign currency related items
    (both realized and unrealized)                            3.82          1.23           4.12         (3.48)        (12.59)
                                                        ----------    ----------     ----------    ----------     ----------
      Total from investment operations                        3.64          1.01           3.96         (3.70)        (12.84)
                                                        ----------    ----------     ----------    ----------     ----------
REDEMPTION FEES                                                 --            --             --          0.00 2           --
                                                        ----------    ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF YEAR                            $    19.43    $    15.79     $    14.78    $    10.82     $    14.52
                                                        ==========    ==========     ==========    ==========     ==========

      Total return 3                                         23.05%         6.83%         36.60%       (25.48)%       (46.93)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                $    2,017    $    1,843     $    2,042    $    1,306     $    2,858
    Ratio of expenses to average net assets                   1.90%         1.90%          1.90%         1.90%          1.90%
    Ratio of net investment loss
      to average net assets                                  (0.97%)       (1.38)%        (1.35)%       (1.55)%        (1.30)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                    0.55%         0.72%          0.94%         0.80%          0.48%
  Portfolio turnover rate                                       73%           62%           171%           84%           138%


--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method.

2     This amount represents less than $0.01 per share.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                        --------------------------------------------------------------------
                                                           2005          2004           2003          2002          2001 1
                                                        ----------    ----------     ----------    ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period                  $    16.16    $    15.08     $    11.00    $    14.74     $    17.15
                                                        ----------    ----------     ----------    ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss                                        (0.13) 2      (0.18) 2       (0.30) 2      (0.15) 2       (0.06)
  Net gain (loss) on investments and
    foreign currency related items
    (both realized and unrealized)                            3.90          1.26           4.38         (3.59)         (2.35)
                                                        ----------    ----------     ----------    ----------     ----------
      Total from investment operations                        3.77          1.08           4.08         (3.74)         (2.41)
                                                        ----------    ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF PERIOD                          $    19.93    $    16.16     $    15.08    $    11.00     $    14.74
                                                        ==========    ==========     ==========    ==========     ==========

      Total return 3                                         23.33%         7.16%         37.09%       (25.37)%       (14.05)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)              $   91,246    $   97,146     $  116,632    $       35     $        1
    Ratio of expenses to average net assets                   1.65%         1.65%          1.65%         1.65%          1.65% 4
    Ratio of net investment loss
      to average net assets                                  (0.71)%       (1.13)%        (1.96)%       (1.16)%        (1.39)% 4
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                    0.55%         0.72%          0.79%         1.02%          1.03% 4
  Portfolio turnover rate                                       73%           62%           171%           84%           138%


--------------------------------------------------------------------------------
1     For the period July 31, 2001(inception date) through October 31, 2001.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                        --------------------------------------------------------------------
                                                           2005          2004           2003          2002          2001 1
                                                        ----------    ----------     ----------    ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period                  $    15.75    $    14.82     $    10.91    $    14.71     $    17.15
                                                        ----------    ----------     ----------    ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss                                        (0.27) 2      (0.29) 2       (0.22) 2      (0.30) 2       (0.08)
  Net gain (loss) on investments and
    foreign currency related items
    (both realized and unrealized)                            3.81          1.22           4.13         (3.50)         (2.36)
                                                        ----------    ----------     ----------    ----------     ----------
      Total from investment operations                        3.54          0.93           3.91         (3.80)         (2.44)
                                                        ----------    ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF PERIOD                          $    19.29    $    15.75     $    14.82    $    10.91     $    14.71
                                                        ==========    ==========     ==========    ==========     ==========

      Total return 3                                         22.48%         6.28%         35.84%       (25.83)%       (14.23)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)              $      378    $      337     $       89    $       81     $        1
    Ratio of expenses to average net assets                   2.40%         2.40%          2.40%         2.40%          2.40% 4
    Ratio of net investment loss
      to average net assets                                  (1.46)%       (1.88)%        (1.89)%       (2.07)%        (2.09)% 4
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                    0.55%         0.72%          0.94%         0.80%          1.02% 4
  Portfolio turnover rate                                       73%           62%           171%           84%           138%


--------------------------------------------------------------------------------
1     For the period July 31, 2001(inception date) through October 31, 2001.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                        --------------------------------------------------------------------
                                                           2005          2004           2003          2002          2001 1
                                                        ----------    ----------     ----------    ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period                  $    15.78    $    14.84     $    10.92    $    14.72     $    17.15
                                                        ----------    ----------     ----------    ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss                                        (0.27) 2      (0.29) 2       (0.22) 2      (0.28) 2       (0.10)
  Net gain (loss) on investments and
    foreign currency related items
    (both realized and unrealized)                            3.81          1.23           4.14         (3.52)         (2.33)
                                                        ----------    ----------     ----------    ----------     ----------
      Total from investment operations                        3.54          0.94           3.92         (3.80)         (2.43)
                                                        ----------    ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF PERIOD                          $    19.32    $    15.78     $    14.84    $    10.92     $    14.72
                                                        ==========    ==========     ==========    ==========     ==========

      Total return 3                                         22.43%         6.33%         35.90%       (25.82)%       (14.17)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)              $      643    $      371     $       61    $       60     $       42
    Ratio of expenses to average net assets                   2.40%         2.40%          2.40%         2.40%          2.40% 4
    Ratio of net investment loss
      to average net assets                                  (1.46)%       (1.88)%        (1.88)%       (2.02)%        (2.70)% 4
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                    0.55%         0.72%          0.94%         0.83%          1.14% 4
  Portfolio turnover rate                                       73%           62%           171%           84%           138%


--------------------------------------------------------------------------------
1     For the period July 31, 2001 (inception date) through October 31, 2001.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      Credit Suisse Global Small Cap Fund, Inc. ("the Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company which seeks long-term growth of capital. The Fund was incorporated under the laws of the State of Maryland on July 16, 1996. The name of the Fund changed from Credit Suisse Global Post-Venture Capital Fund effective February 21, 2005.

      The Fund is authorized to offer five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares, and Class C shares. The Fund's Common Class shares are closed to new investors, other than
(1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM"), (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Fund and open new accounts under the same Social Security number. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied

CREDIT SUISSE GLOBAL SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

      The Fund initially values its investments in private-equity portfolios ("Private Funds") at the amount invested in the Private Fund, less related expenses, where identifiable, unless and until CSAM determines that such value does not represent fair value. Thereafter, investments in Private Funds held by the Fund are valued at their "fair values" using procedures approved by the Board of Directors. CSAM shall review daily the Fund's fair valued securities.

      B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in EQUITY securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in DEBT securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

CREDIT SUISSE GLOBAL SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset values of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

      E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

      F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by CSAM, an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

CREDIT SUISSE GLOBAL SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2005 the Fund had no open forward foreign currency contracts.

      I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2005, total earnings from the Fund's investment in cash collateral received in connection with security lending arrangements was $1,121,942 of which $834,778 was rebated to borrowers (brokers). The Fund retained $201,844 in income from the cash collateral investment, and SSB, as lending agent, was paid $85,320. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

      J) PARTNERSHIP ACCOUNTING POLICY - The Fund records its pro-rata share of the income/(loss) and capital gains/(losses) allocated from the underlying partnerships and adjusts the cost of the underlying partnerships accordingly. These amounts are included in the Fund's Statement of Operations.

CREDIT SUISSE GLOBAL SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      K) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

      The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

      The Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at the annual rate of 1.25% of the Fund's average daily net assets. For the year ended October 31, 2005, investment advisor fees earned and voluntarily waived for the Fund were $1,842,193 and $823,405, respectively. CSAM will not recapture from the Fund any fees it waived during the fiscal year ended October 31, 2005. Fee waivers and reimbursements are voluntary and may be discontinued by CSAM at any time.

      Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM U.K."), and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Australia"), each an affiliate of CSAM, are sub-investment advisers to the Fund (the "Sub-Advisers"). CSAM U.K. and CSAM Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Fund. Prior to December 3, 2004, Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Japan") also served as sub-investment adviser to the Fund under a similar agreement.

CREDIT SUISSE GLOBAL SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

      For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended October 31, 2005, co-administrative services fees earned by CSAMSI were $147,375.

      For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $108,644.

      In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Common Class and Class A shares of the Fund, these fees are calculated at an annual rate of 0.25% of the average daily net assets of the Common Class and Class A shares. Advisor Class shares may pay such fees at an annual rate not to exceed 0.75% of the Advisor Class' average daily net assets and such fee is currently calculated at an annual rate of 0.50% of average daily net assets. For Class B shares and Class C shares of the Fund, these fees are calculated at an annual rate of 1.00% of the average daily net assets.

      Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the year ended October 31, 2005, the Fund reimbursed CSAM $120,796, which is included in the Fund's transfer agent expense.

      Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2005, Merrill was paid $11,673 for its services to the Fund.

CREDIT SUISSE GLOBAL SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 4. LINE OF CREDIT

      The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2005, and during the year ended October 31, 2005, the Fund had no borrowings under the Credit Facility.

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the year ended October 31, 2005, purchases and sales of investment securities (excluding short-term investments) were $104,881,936 and $143,206,126, respectively.

NOTE 6. RESTRICTED SECURITIES

      Certain investments of the Fund are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund does not have the right to demand that such securities be registered.


                                  NUMBER                                            VALUE   PERCENTAGE
                    SECURITY        OF      ACQUISITION                   FAIR       PER      OF NET     DISTRIBUTIONS      OPEN
    SECURITY          TYPE        SHARES       DATE          COST        VALUE      SHARE     ASSETS       RECEIVED      COMMITMENTS
----------------   -----------   --------   -----------   ----------   ----------   -----   ----------   -------------   -----------
Austin Ventures    Ltd.
  VIII L.P.        Partnership    370,001     7/13/01     $  309,896   $  287,414   $0.78     0.21%      $      39,584   $   183,332

Boston Ventures    Ltd.
  L.P.V.           Partnership    960,014     9/01/96        396,380      372,922    0.39     0.27%            533,753        39,986

CVC European       Ltd.
  Equity III L.P.  Partnership    900,035     9/04/01        617,397      757,138    0.84     0.55%            624,206        99,965

Madison Dearborn
  Capital
  Partners,        Ltd.
  IV L.P.          Partnership    703,752     4/02/01        554,111      689,870    0.98     0.50%            181,170       296,248

New Enterprise
  Associates       Ltd.
  VII L.P.         Partnership   1,000,00    12/01/96        418,764      189,329    0.19     0.14%          3,211,620            --

Oak Investment     Ltd.
  Partners X L.P.  Partnership   1,202,67     1/18/01        959,107      989,644    0.82     0.71%            192,858       297,327

PRN Corp.          Preferred       88,000     8/13/01        792,000    1,822,783   20.71     1.31%                 --            --
                   Stock
PRN Corp.          Warrants        20,366     8/14/01             --      178,778    0.04     0.13%                 --            --
                                                          ----------   ----------           ----------   -------------   -----------
                                                          $4,047,655   $5,287,878             3.82%      $   4,783,191   $   916,858
                                                          ==========   ==========           ==========   =============   ===========


CREDIT SUISSE GLOBAL SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 7. CAPITAL SHARE TRANSACTIONS

      The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common Class shares, two billion are classified as Advisor Class shares, one billion are classified as Class A shares, one billion are classified as Class B shares and one billion are classified as Class C shares. Transactions in capital shares for each class of the Fund were as follows:


                                                 COMMON CLASS
                           --------------------------------------------------------
                               FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                OCTOBER 31, 2005             OCTOBER 31, 2004
                           --------------------------------------------------------
                             SHARES         VALUE         SHARES          VALUE
                           -----------   ------------   -----------   -------------
Shares sold                     94,127   $  1,754,468       302,919   $   4,976,502
Shares redeemed               (882,890)   (16,443,228)     (943,890)    (15,142,631)
                           -----------   ------------   -----------   -------------
Net decrease                  (788,763)  $(14,688,760)     (640,971)  $ (10,166,129)
                           ===========   ============   ===========   =============

                                                ADVISOR CLASS
                           --------------------------------------------------------
                               FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                OCTOBER 31, 2005             OCTOBER 31, 2004
                           --------------------------------------------------------
                             SHARES         VALUE         SHARES          VALUE
                           -----------   ------------   -----------   -------------
Shares sold                     19,673   $    358,780        14,664   $     228,756
Shares redeemed                (32,597)      (596,354)      (36,142)       (565,871)
                           -----------   ------------   -----------   -------------
Net decrease                   (12,924)  $   (237,574)      (21,478)  $    (337,115)
                           ===========   ============   ===========   =============

                                                   CLASS A
                           --------------------------------------------------------
                               FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                OCTOBER 31, 2005             OCTOBER 31, 2004
                           --------------------------------------------------------
                             SHARES         VALUE         SHARES          VALUE
                           -----------   ------------   -----------   -------------
Shares sold                    138,177   $  2,726,459       428,409   $   6,950,263
Shares redeemed             (1,573,178)   (29,410,989)   (2,147,777)    (34,240,799)
                           -----------   ------------   -----------   -------------
Net decrease                (1,435,001)  $(26,684,530)   (1,719,368)  $ (27,290,536)
                           ===========   ============   ===========   =============

                                                   CLASS B
                           --------------------------------------------------------
                               FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                OCTOBER 31, 2005             OCTOBER 31, 2004
                           --------------------------------------------------------
                             SHARES         VALUE         SHARES          VALUE
                           -----------   ------------   -----------   -------------
Shares sold                      1,127   $     21,861        18,437   $     295,236
Shares redeemed                 (2,904)       (51,909)       (3,061)        (47,130)
                           -----------   ------------   -----------   -------------
Net increase (decrease)         (1,777)  $    (30,048)       15,376   $     248,106
                           ===========   ============   ===========   =============


CREDIT SUISSE GLOBAL SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 7. CAPITAL SHARE TRANSACTIONS


                                                   CLASS C
                           --------------------------------------------------------
                               FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                OCTOBER 31, 2005             OCTOBER 31, 2004
                           --------------------------------------------------------
                             SHARES         VALUE         SHARES          VALUE
                           -----------   ------------   -----------   -------------
Shares sold                     16,119   $    307,838        20,956   $     334,842
Shares redeemed                 (6,368)      (116,310)       (1,515)        (23,396)
                           -----------   ------------   -----------   -------------
Net increase                     9,751   $    191,528        19,441   $     311,446
                           ===========   ============   ===========   =============


      Effective September 16, 2002, a redemption fee of 2% of the value of Common Class and Advisor Class shares redeemed or exchanged within 30 days from the date of purchase is charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

      On October 31, 2005, the number of shareholders that held 5% or more of the outstanding shares for each Class of the Fund were as follows:

                               NUMBER OF         APPROXIMATE PERCENTAGE
                              SHAREHOLDERS       OF OUTSTANDING SHARES
                              ------------       ----------------------
      Common Class                 2                      57%
      Advisor Class                6                      72%
      Class A                      1                      29%
      Class B                      3                      29%
      Class C                      2                      96%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 8. FEDERAL INCOME TAXES

      Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions, losses deferred due to wash sales, and capital loss carryforwards.

CREDIT SUISSE GLOBAL SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 8. FEDERAL INCOME TAXES

      At October 31, 2005, the components of distributable earnings on a tax basis by the Fund were as follows:

      Accumulated net realized loss               $(73,793,056)
      Unrealized appreciation                       20,472,478
                                                  ------------
                                                  $(53,320,578)
                                                  ============

      At October 31, 2005, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

                               EXPIRES OCTOBER 31,
                           --------------------------
                              2009           2010
                           -----------    -----------
                           $42,132,803    $31,660,253

      Included in the Fund's capital loss carryforwards which expire in 2010 is $3,321,063 acquired in the Credit Suisse Global Health Sciences Fund merger which is subject to IRS limitations.

      Included in the Fund's capital loss carryforwards which expire in 2009 is $10,183,121 and in 2010 is $11,307,601 acquired in the Credit Suisse Global Technology Fund merger which is subject to IRS limitations.

      During the tax year ended October 31, 2005, the Fund utilized $37,564,728 of the capital loss carryforwards.

      At October 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $153,594,641, $25,441,145, $(4,965,043) and $20,476,102, respectively.

      At October 31, 2005, the Fund reclassified $122,486 to accumulated net realized loss from investments and $1,056,221 to undistributed net investment income from paid in capital, to adjust for the current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses and foreign currency translations. Net assets were not affected by these reclassifications.

CREDIT SUISSE GLOBAL SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 9. CONTINGENCIES

      In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE GLOBAL SMALL CAP FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Credit Suisse Global Small Cap Fund, Inc.:

      In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Global Small Cap Fund, Inc. at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and issuers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 19, 2005

CREDIT SUISSE GLOBAL SMALL CAP FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------


                                            TERM                                           NUMBER OF
                                            OF OFFICE 1                                    PORTFOLIOS IN
                                            AND                                            FUND
                            POSITION(S)     LENGTH          PRINCIPAL                      COMPLEX           OTHER
NAME, ADDRESS AND           HELD WITH       OF TIME         OCCUPATION(S) DURING           OVERSEEN BY       DIRECTORSHIPS
DATE OF BIRTH               FUND            SERVED          PAST FIVE YEARS                DIRECTOR          HELD BY DIRECTOR
-----------------------     -----------     ------------    --------------------------     -------------     --------------------
INDEPENDENT DIRECTORS

Enrique Arzac               Director,       Since           Professor of Finance           47                Director of The
c/o Credit Suisse Asset     Nominating      2005            and Economics,                                   Adams Express
Management, LLC             Committee                       Graduate School of                               Company
Attn: General Counsel       Member                          Business, Columbia                               (a closed-end
466 Lexington Avenue        and Audit                       University since 1971.                           investment company);
New York, New York          Committee                                                                        Director of Petroleum
10017-3140                  Chairman                                                                         and Resources
                                                                                                             Corporation (a closed-
Date of Birth: 02/10/41                                                                                      end investment
                                                                                                             company)

Richard H. Francis          Director,       Since           Currently retired              41                None
c/o Credit Suisse Asset     Nominating      1999
Management, LLC             and Audit
Attn: General Counsel       Committee
466 Lexington Avenue        Member
New York, New York
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten           Director,       Since           The Juan Trippe                40                Director of
Box 208200                  Nominating      1998 2          Professor in the                                 Aetna, Inc.
New Haven, Connecticut      and Audit                       Practice of International                        (insurance company);
06520-8200                  Committee                       Trade, Finance and                               Director of
                            Member                          Business from July                               CarMax Group
Date of Birth: 10/29/46                                     2005 to present; Partner                         (used car
                                                            and Chairman of Garten                           dealers)
                                                            Rothkopf (consulting
                                                            firm) from October 2005
                                                            to present; Dean of Yale
                                                            School of Management
                                                            from November 1995
                                                            to June 2005.

Peter F. Krogh              Director,       Since           Dean Emeritus and              40                Director
301 ICC                     Nominating      2001            Distinguished Professor                          of Carlisle
Georgetown University       and Audit                       of International Affairs                         Companies
Washington, DC 20057        Committee                       at the Edmund A.                                 Incorporated
                            Member                          Walsh School of                                  (diversified
Date of Birth: 02/11/37                                     Foreign Service,                                 manufacturing
                                                            Georgetown University                            company)
                                                            from June 1995
                                                            to present.

________________
1 Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Garten was initially appointed as a Director the Fund on February 6, 1998. He resigned as Director on February 3, 2000 and was subsequently re-appointed on December 21, 2000.

CREDIT SUISSE GLOBAL SMALL CAP FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------



                                            TERM                                           NUMBER OF
                                            OF OFFICE 1                                    PORTFOLIOS IN
                                            AND                                            FUND
                            POSITION(S)     LENGTH          PRINCIPAL                      COMPLEX           OTHER
NAME, ADDRESS AND           HELD WITH       OF TIME         OCCUPATION(S) DURING           OVERSEEN BY       DIRECTORSHIPS
DATE OF BIRTH               FUND            SERVED          PAST FIVE YEARS                DIRECTOR          HELD BY DIRECTOR
-----------------------     -----------     ------------    --------------------------     -------------     --------------------
INDEPENDENT DIRECTORS

James S. Pasman, Jr.        Director,       Since           Currently retired              42                Director of
c/o Credit Suisse Asset     Nominating      1999                                                             Education
Management, LLC             and Audit                                                                        Management
Attn: General Counsel       Committee                                                                        Corp.
466 Lexington Avenue        Member
New York, New York
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport         Chairman of     Director        Partner of Lehigh              46                Director of
Lehigh Court, LLC           the Board of    since           Court, LLC and RZ                                Presstek, Inc.
40 East 52nd Street         Directors,      1999            Capital (private                                 (digital imaging
New York, New York          Nominating      and             investment firms)                                technologies
10022                       Committee       Chairman        from July 2002 to                                company); Director
                            Chairman        since           present; Transition                              of Wood Resources,
Date of Birth: 07/10/48     and Audit       2005            Adviser to SunGard                               LLC. (plywood
                            Committee                       Securities Finance,                              manufacturing
                            Member                          Inc. from February                               company)
                                                            2002 to July 2002;
                                                            President of SunGard
                                                            Securities Finance, Inc.
                                                            from 2001 to February
                                                            2002; President of
                                                            Loanet, Inc. (on-line
                                                            accounting service)
                                                            from 1997 to 2001.

INTERESTED DIRECTOR

Michael E. Kenneally 3,4    Director        Since           Chairman and Global            40                None
c/o Credit Suisse Asset                     2004            Chief Executive Officer
Management, LLC                                             of CSAM from March 2003
Attn: General Counsel                                       to July 2005; Chairman and
466 Lexington Avenue                                        Chief Investment Officer
New York, New York                                          of Banc of America Capital
10017-3140                                                  Management from
                                                            1998 to March 2003.

Date of Birth: 03/30/54

________________
3 Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM within the last two fiscal years.

4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Fund. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE GLOBAL SMALL CAP FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                            TERM OF
                                            OFFICE 1 AND
                            POSITION(S)     LENGTH
NAME, ADDRESS AND           HELD WITH       OF TIME
DATE OF BIRTH               FUND            SERVED          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------     -----------     ------------    --------------------------------------------------------------
OFFICERS

Steven B. Plump 4           Chief           Since           Managing Director; Associated with CSAM or its predecessor
Credit Suisse Asset         Executive       2005            since 1995; Officer of other Credit Suisse Funds
Management, LLC             Officer
466 Lexington Avenue        and
New York, New York          President
10017-3140

Date of Birth: 02/8/59

Michael A. Pignataro        Chief           Since           Director and Director of Fund Administration of CSAM;
Credit Suisse Asset         Financial       1999            Associated with CSAM or its predecessor since 1984; Officer
Management, LLC             Officer and                     of other Credit Suisse Funds
466 Lexington Avenue        Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio              Chief           Since           Director and Global Head of Compliance of CSAM; Associated
Credit Suisse Asset         Compliance      2004            with CSAM since July 2000; Vice President and Director of
Management, LLC             Officer                         Compliance of Forstmann-Leff Associates from 1998 to
466 Lexington Avenue                                        June 2000; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                  Chief Legal     Since           Director and General Counsel (Americas) of CSAM since
Credit Suisse Asset         Officer         2004            September 2004; Senior Associate of Shearman & Sterling
Management, LLC                                             LLP from September 2000 to September 2004; Senior
466 Lexington Avenue                                        Counsel of the SEC Division of Investment Management
New York, New York                                          from June 1997 to September 2000; Officer of other 10017-3140
                                                            Credit Suisse Funds
Date of Birth: 08/14/70

J. Kevin Gao                Vice            Since           Vice President and Associate General Counsel of CSAM;
Credit Suisse Asset         President       2004            Associated with CSAM since July 2003; Associated with
Management, LLC             and                             the law firm of Willkie Farr & Gallagher LLP from 1998
466 Lexington Avenue        Secretary                       to 2003; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67


________________
4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Fund. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE GLOBAL SMALL CAP FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                            TERM OF
                                            OFFICE 1 AND
                            POSITION(S)     LENGTH
NAME, ADDRESS AND           HELD WITH       OF TIME
DATE OF BIRTH               FUND            SERVED          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------     -----------     ------------    --------------------------------------------------------------
OFFICERS

Robert Rizza                Assistant       Since           Assistant Vice President of CSAM; Associated
Credit Suisse Asset         Treasurer       2002            with CSAM since 1998; Officer of other
Management, LLC                                             Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65


      The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE GLOBAL SMALL CAP FUND
TAX INFORMATION LETTER
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

      For the fiscal year ended October 31, 2005 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

CREDIT SUISSE GLOBAL SMALL CAP FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30ofeachyearas well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

      o   By calling 1-800-927-2874

      o   On the Fund's website, www.csam.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                       This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-927-2874  o  WWW.CSAM.COM/US                             SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.        GSC-AR-1005

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2005. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2005.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has four audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended October 31, 2004 and October 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit Fees                               $14,272                                $20,829
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees1                      $4,500                                 $3,150
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees2                                $2,323                                 $2,439
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    $21,095                                $26,418
---------------------------------------- -------------------------------------- --------------------------------------

1 Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements ($3,000 for 2004 and $3,150 for 2005), the registrant's third quarter 2004 Form N-Q filing ($1,500) in 2004.

2 Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended October 31, 2004 and October 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------

                                       2

---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    $2,444,000
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    $2,444,000
---------------------------------------- -------------------------------------- --------------------------------------

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended October 31, 2004 and October 31, 2005:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended October 31, 2004 and October 31, 2005 were $6,823 and $5,589, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  January 9, 2006

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  January 9, 2006

                  /s/ Michael A. Pignataro
                  ------------------------
                  Name:  Michael A. Pignataro
                  Title: Chief Financial Officer
                  Date:  January 9, 2006